Web-Based Technology	12 Months Ended
Dec. 31, 2015
Web-Based Technology [Abstract]
WEB-BASED TECHNOLOGY

NOTE 5 – WEB-BASED TECHNOLOGY

The Company has capitalized costs in developing its web-based technology, which consisted of the following as of December 31, 2015 and 2014:

	2015	2014
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	537,877	440,477
Subtotal, web-based technology	1,294,527	1,197,127
Accumulated amortization	(954,057)	(692,484)
Web-based technology, net	$340,470	$504,643

Amortization is recorded using the straight-line method over a period of up to five years. During 2014, the Company launched its SampleMD 2.0 web-based technology. All remaining carrying value at December 31, 2015 relates to the SampleMD 2.0 web-based technology. Amortization expense for the web-based technology costs was $261,572 and $192,760 for the years ended December 31, 2015 and 2014, respectively.